Income Tax Expense and Deferred Taxes - Summary of Change in Net Deferred Tax Position (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net deferred tax asset (liability)
Beginning balance	$ (443,501)	$ (607,871)
Deferred income tax (expense) recovery related to discontinued operations		174,837
Deferred income tax liability related to Integra acquisition	(126,903)
Deferred income tax (expense) recovery in the income statement	19,849	(9,039)
Deferred tax recovery (expense) in other comprehensive income	1,428	(1,428)
Ending balance	$ (549,127)	$ (443,501)